Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000230413 | Apple8513389
Holdings [Line Items]
Percent of Total Investments	4.90%
C000230413 | Microsoft Corp8514460
Holdings [Line Items]
Percent of Total Investments	4.50%
C000230413 | NVIDIA Corp8514558
Holdings [Line Items]
Percent of Total Investments	4.10%
C000230413 | Amazon.com Inc8515197
Holdings [Line Items]
Percent of Total Investments	3.20%
C000230413 | Meta Platforms8514448
Holdings [Line Items]
Percent of Total Investments	2.20%
C000230413 | Alphabet Inc8515191
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230413 | Tesla Inc8514916
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230413 | Broadcom Inc8513534
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230413 | Alphabet Inc8515193
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230413 | Berkshire Hathaway Inc8513484
Holdings [Line Items]
Percent of Total Investments	1.20%
C000230413 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000230413 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230413 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230413 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230413 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230413 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230413 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230413 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230413 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230413 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000230413 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000230413 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000230413 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000230413 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000230413 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000230414 | U.S. Treasury Notes8514859
Holdings [Line Items]
Percent of Total Investments	3.40%
C000230414 | U.S. Treasury Notes8514862
Holdings [Line Items]
Percent of Total Investments	3.10%
C000230414 | U.S. Treasury Notes8514847
Holdings [Line Items]
Percent of Total Investments	3.10%
C000230414 | U.S. Treasury Notes8514907
Holdings [Line Items]
Percent of Total Investments	2.90%
C000230414 | U.S. Treasury Notes8514864
Holdings [Line Items]
Percent of Total Investments	2.80%
C000230414 | U.S. Treasury Bonds8514967
Holdings [Line Items]
Percent of Total Investments	2.60%
C000230414 | U.S. Treasury Bonds8514968
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230414 | U.S. Treasury Bonds8514962
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230414 | U.S. Treasury Notes8514849
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230414 | FNMA8515480
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230414 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230414 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000230414 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230414 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230414 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000230414 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230414 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230414 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230414 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230414 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000230414 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230414 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230414 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230414 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230414 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000230414 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000230415 | SPDR Portfolio High Yield Bond ETF8515307
Holdings [Line Items]
Percent of Total Investments	49.60%
C000230415 | SPDR Bloomberg Emerging Markets USD Bond ETF8515305
Holdings [Line Items]
Percent of Total Investments	48.70%
C000230415 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000230415 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.70%